Related Party Transactions - Schedule of Related Parties Which the Group Has Transactions (Details)	6 Months Ended
Jun. 30, 2026
Soon Huat Lim [Member]
Schedule of Related Parties Which the Group Has Transactions [Line items]
Related parties transactions	Founder, Chairman of Board of Directors, Chief Executive Officer
Poh Kiong Tan [Member]
Schedule of Related Parties Which the Group Has Transactions [Line items]
Related parties transactions	Chief Technology Officer and Director
Cong Ty Tnhh Trident Digital Tech [Member]
Schedule of Related Parties Which the Group Has Transactions [Line items]
Related parties transactions	100% equity interests owned by Poh Kiong Tan
Trident Aliska Digital Tech Ghana Ltd [Member]
Schedule of Related Parties Which the Group Has Transactions [Line items]
Related parties transactions	50% equity interests owned by the Company